Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Sarepta Therapeutics, Inc. 2018 Equity Incentive Plan, as amended-Common Stock, par value $0.0001 per share
Amount Registered | shares	4,300,000
Proposed Maximum Offering Price per Unit	16.01
Maximum Aggregate Offering Price	$ 68,843,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,539.87
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement on Form S-8 (the "Registration Statement") shall also cover shares of the Registrant's common stock that become issuable under the Plans to prevent dilution as a result of any stock dividend, stock split, recapitalization or similar transaction. (2) Represents 4,300,000 shares of common stock reserved for future issuance under the Sarepta Therapeutics, Inc. 2018 Equity Incentive Plan, as amended. (3) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the "proposed maximum offering price per share" is calculated based on the average of the high and low prices for the Registrant's common stock as reported on the Nasdaq Global Select Market on August 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Sarepta Therapeutics, Inc. Amended and Restated 2013 Employee Stock Purchase Plan, as amended-Common Stock, par value $0.0001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	16.01
Maximum Aggregate Offering Price	$ 4,803,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 735.34
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement on Form S-8 (the "Registration Statement") shall also cover shares of the Registrant's common stock that become issuable under the Plans to prevent dilution as a result of any stock dividend, stock split, recapitalization or similar transaction. (3) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the "proposed maximum offering price per share" is calculated based on the average of the high and low prices for the Registrant's common stock as reported on the Nasdaq Global Select Market on August 1, 2025. (4) Represents 300,000 shares of common stock reserved for future issuance under the Sarepta Therapeutics, Inc. Amended and Restated 2013 Employee Stock Purchase Plan (as amended and restated on June 27, 2016), as amended.